     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 1999


                                                              FILE NO. 33-91476

                                                              FILE NO. 811-9032
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933           /X/
                         POST-EFFECTIVE AMENDMENT NO. 6
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940       /X/
                                AMENDMENT NO. 7



                            ------------------------

                           STI CLASSIC VARIABLE TRUST

               (Exact Name of Registrant as Specified in Charter)

                         C/O THE CT CORPORATION SYSTEM
                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)
       Registrant's Telephone Number, including Area Code (610) 676-1000


                                   MARK NAGLE
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)


                                   COPIES TO:


     Richard W. Grant, Esq.               John H. Grady, Jr., Esq.
     Morgan, Lewis & Bockius LLP          Morgan, Lewis & Bockius LLP
     1701 Market Street                   1701 Market Street
     Philadelphia, Pennsylvania 19103     Philadelphia, Pennsylvania 19103

                            ------------------------


 It is proposed that this filing will become effective (check appropriate box)

   / /     immediately upon filing pursuant to paragraph (b)
   / /     on           pursuant to paragraph (b)
   /X/     60 days after filing pursuant to paragraph (a)
   / /     on [date] pursuant to paragraph (a); or
   / /     75 days after filing pursuant to paragraph (a) of Rule 485

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              STI CLASSIC VARIABLE TRUST




                                     PROSPECTUS
                                    May 1, 1999


                                CAPITAL GROWTH FUND
                             INTERNATIONAL EQUITY FUND
                             INVESTMENT GRADE BOND FUND
                                MID-CAP EQUITY FUND
                               SMALL CAP EQUITY FUND
                              VALUE INCOME STOCK FUND


                                 Investment Advisor
                            STI CAPITAL MANAGEMENT, N.A.



     The Securities and Exchange Commission has not approved any Fund shares or determined whether this prospectus is accurate or complete.

                  It is a crime for anyone to tell you otherwise.

                             HOW TO READ THIS PROSPECTUS


The STI Classic Variable Trust is a mutual fund family that offers shares in a number of separate investment portfolios (Funds). The Funds have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies (Insurers). This prospectus gives you important information about the Capital Growth, International Equity, Investment Grade Bond, Mid-Cap Equity, Small Cap Equity, and Value Income Stock Funds that you should know before investing. Please read this prospectus in conjunction with the Contract prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Funds.

For more detailed information about each Fund, please see:

                                                       Page
CAPITAL GROWTH FUND                                    XXX
INTERNATIONAL EQUITY FUND                              XXX
INVESTMENT GRADE BOND FUND                             XXX
MID-CAP EQUITY FUND                                    XXX
SMALL CAP EQUITY FUND                                  XXX
VALUE INCOME STOCK FUND                                XXX
MORE INFORMATION ABOUT RISK                            XXX
EACH FUND'S PRINCIPAL INVESTMENTS                      XXX
THE INVESTMENT ADVISOR AND PORTFOLIO MANAGERS          XXX
PURCHASING AND  SELLING FUND SHARES                    XXX
FINANCIAL HIGHLIGHTS                                   XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES                     XXX
HOW TO OBTAIN MORE INFORMATION ABOUT THE
STI CLASSIC VARIABLE TRUST                             BACK COVER




FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR "SIMPLY SPEAKING" EXPLANATIONS.

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund has its own investment goal and strategies for reaching that goal.
The Advisor invests Fund assets in a way that the Advisor believes will help the Fund achieve its goal. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. The Advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Advisor does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

CAPITAL GROWTH FUND



FUND SUMMARY


 Investment Goal                         Capital appreciation

 Investment Focus                        U.S. common stocks

 Share Price Volatility                  Medium

 Principal Investment Strategy           Attempts to identify companies with
                                         above average growth potential

 Investor Profile                        Investors who want the value of their
                                         investment to grow, but do not need to
                                         receive income on their investment


TOP FIVE HOLDINGS AS OF ___________*


                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%

     *Holdings may vary

INVESTMENT STRATEGY

The Capital Growth Fund invests primarily in U.S. common stocks and other equity securities that we believe are undervalued by the stock market. In selecting investments for the Fund, we choose companies that we believe have above average growth potential. We rotate the Fund's investments among various market sectors based on our research of business cycles. Our strategy focuses on large-cap stocks with a strong growth history. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?


The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR FOR ____ YEARS.*


[BAR CHART]

              BEST QUARTER                           WORST QUARTER
           ------------------------------------------------------------
                 ____%                                   ____%
                (Date )                                  (Date)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR DECEMBER 31, 1998 TO THOSE OF THE S&P 500 INDEX.

                                                                 SINCE FUND
                         1 YEAR    3 YEARS  5 YEARS   10 YEARS   INCEPTION
--------------------------------------------------------------------------------
 Capital Growth Fund     X.XX%     X.XX%    X.XX%     X.XX%      X.XX%
 S&P 500 Index           X.XX%     X.XX%    X.XX%     X.XX%      X.XX%

 *Since [inception date]
**Since [calc. date for index]

SIMPLY SPEAKING ...

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND EXPENSES


THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD FUND SHARES.


ANNUAL FUND OPERATING EXPENSES


 Investment Advisory Fees                            .XX%                   .XX%
 Other Expenses                                      .XX%                   .XX%
                                                    ----                   ----
 Total Annual Fund Operating Expenses               X.XX%                  X.XX%


SIMPLY SPEAKING...

FUND EXPENSES

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from the Fund's assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE
[   %] AND [   %], RESPECTIVELY.  The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


 1 YEAR              3 YEARS             5 YEARS             10 YEARS
  $XXX                $XXX                $XXX                $XXX

INTERNATIONAL EQUITY FUND



FUND SUMMARY


 Investment Goal                        Long-term capital appreciation

 Investment Focus                       Foreign common stocks

 Share Price Volatility                 High

 Principal Investment Strategy          Attempts to identify undervalued
                                        companies with good fundamentals

 Investor Profile                       Investors who want an increase in the
                                        value of their investment without
                                        regard to income; are willing to accept
                                        the increased risks of international
                                        investing for the possibility of higher
                                        returns; and want exposure to a
                                        diversified portfolio of international
                                        stocks


TOP FIVE HOLDINGS AS OF ___________*

                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%

     *Holdings may vary


INVESTMENT STRATEGY


The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. In selecting investments for the Fund, we diversify the Fund's investments among at least three foreign countries. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. Our "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. Our goal is to find companies with top management, quality products and sound financial positions, that are trading at a discount to their perceived value. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The Fund invests primarily in common stocks of foreign companies. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in foreign markets may be more volatile than investments in U.S. markets. Diplomatic, political or economic developments may cause foreign investments to lose money. The value of the U.S. dollar may rise, causing reduced returns for U.S. persons investing abroad. A foreign country may not have the same accounting and financial reporting standards as the U.S. Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts. Emerging markets securities may be even more susceptible to these risks.


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR FOR ____ YEARS.*


[BAR CHART]

              BEST QUARTER                           WORST QUARTER
           ----------------------------------------------------------
                 ____%                                   ____%
                (Date )                                  (Date)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST (MSCI EAFE) INDEX.


*

                                                                    SINCE FUND
                              1 YEAR   3 YEARS   5 YEARS   10 YEARS INCEPTION
--------------------------------------------------------------------------------
 International Equity Fund    X.XX%    X.XX%     X.XX%     X.XX%    X.XX%
 MSCI EAFE Index              X.XX%    X.XX%     X.XX%     X.XX%    X.XX%

 *Since [inception date]
**Since [calc. date for index]



SIMPLY SPEAKING...

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized index of over 900 securities listed on the stock exchanges in Europe, Australia, and the Far East.



FUND EXPENSES



THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD FUND SHARES.


ANNUAL FUND OPERATING EXPENSES

 Investment Advisory Fees                                 .XX%              .XX%
 Other Expenses                                           .XX%              .XX%
                                                         ----              ----
 Total Annual Fund Operating Expenses                    X.XX%             X.XX%


SIMPLY SPEAKING ...

FUND EXPENSES

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from the Fund's assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE [
  %] AND [   %], RESPECTIVELY.  The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR            3 YEARS              5 YEARS            10 YEARS
   --------------------------------------------------------------------------
        $XXX              $XXX                 $XXX                $XXX

INVESTMENT GRADE BOND FUND



FUND SUMMARY



 Investment Goal                         High total return through current
                                         income and capital appreciation, while
                                         preserving the principal amount
                                         invested

 Investment Focus                        Investment grade U.S. government and
                                         corporate debt securities

 Share Price Volatility                  Medium

 Principal Investment Strategy           Attempts to identify relatively
                                         inexpensive securities in a selected
                                         market index

 Investor Profile                        Investors who want to receive income
                                         from their investment, as well as an
                                         increase in the value of the
                                         investment


TOP FIVE HOLDINGS AS OF ___________*


                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%

     *Holdings may vary

INVESTMENT STRATEGY

The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations, securities of the U.S. government or its agencies, and mortgage-backed securities. In selecting investments for the Fund, we try to minimize risk while attempting to outperform selected market indices. Currently, our selected index is the Lehman Brothers Government/Corporate Bond Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. We seek to invest more in portions of the index that seem relatively inexpensive, and less in those that seem expensive. We allocate the Fund's investments among various market sectors based on our analysis of historical data, yield information, and credit ratings. We anticipate that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The Fund invests primarily in investment grade debt securities. As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates or changes in credit quality. This risk is greater for long-term debt securities than for short-term debt securities. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Some investment grade debt securities have speculative characteristics. In addition, the Fund is subject to the risk of investing in mortgage-backed securities. See "Mortgage-Backed Securities" below.

SIMPLY SPEAKING ...

MORTGAGED-BACKED SECURITIES
A mortgaged-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner. The mortgages underlying mortgaged-backed securities may mature or be paid off before the stated maturity date. This has four drawbacks. First, the Fund may lose money on its investment. Second, the monthly income payments to the Fund may fluctuate. Third, we cannot predict the maturity of the Fund's investment with certainty. Fourth, we would invest any resulting proceeds elsewhere, generally at lower interest rates.


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR FOR ____ YEARS.*

[BAR CHART]

              BEST QUARTER                           WORST QUARTER
           ----------------------------------------------------------
                 ____%                                    ____%
                (Date )                                  (Date)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX.

                                                                 SINCE FUND
                               1 YEAR    3 YEARS     5 YEARS     INCEPTION
 --------------------------------------------------------------------------
 Investment Grade Bond Fund     X.XX%     X.XX%       X.XX%        X.XX%

 Lehman Brothers
 Government/Corporate Bond
 Index                          X.XX%     X.XX%       X.XX%        X.XX%


SIMPLY SPEAKING ...

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Government/Corporate Bond Index is a widely recognized index of government and corporate debt securities rated investment grade or better, with maturities of at least 1 year.


FUND EXPENSES




THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD FUND SHARES.


ANNUAL FUND OPERATING EXPENSES

                Investment Advisory Fees                     .XX%
                Other Expenses                               .XX%
                                                            -----
                Total Annual Fund Operating Expenses        X.XX%



SIMPLY SPEAKING ...

FUND EXPENSES

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from the Fund's assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE
[    %] AND [   %], RESPECTIVELY.  The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors".

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
              ----------------------------------------------------
                  $XXX         $XXX         $XXX         $XXX

MID-CAP EQUITY FUND



FUND SUMMARY

 Investment Goal                         Capital appreciation

 Investment Focus                        U.S. mid-cap common stocks

 Share Price Volatility                  Moderate to high

 Principal Investment Strategy           Attempts to identify companies with
                                         above average growth potential at an
                                         attractive price

 Investor Profile                        Investors who want the value of their
                                         investment to grow and who are willing
                                         to accept more volatility for the
                                         possibility of higher returns



TOP FIVE HOLDINGS AS OF ___________*

                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%

     *Holdings may vary


INVESTMENT STRATEGY


The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, we choose companies that have small- to mid-sized market capitalizations (i.e., companies with market capitalizations of $500 million to $7 billion) and that offer above average growth potential at attractive prices. We evaluate companies based on their industry sectors and the market in general. The Fund maintains large holdings in the industries that appear to perform best during a given business cycle. We analyze companies that are in favored industries based on their fundamental characteristics, such as growth rates and earnings. We do not consider current income in selecting investments for the Fund. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.




WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The Fund invests primarily in mid-cap common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, small- to mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have somewhat limited product lines, markets and financial resources, and may depend upon a relatively small- to medium-sized management group.


PERFORMANCE INFORMATION



The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR FOR ____ YEARS.*


[BAR CHART]


              BEST QUARTER                           WORST QUARTER
           ----------------------------------------------------------
                 ____%                                    ____%
                (Date )                                  (Date)


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P MIDCAP 400 INDEX.


                                                             SINCE FUND
                              1 YEAR        3 YEARS          INCEPTION
---------------------------------------------------------------------------
 Mid-Cap Equity Fund           X.XX%         X.XX%            X.XX%
 S&P MidCap 400 Index          X.XX%         X.XX%            X.XX%

 *SINCE [INCEPTION DATE]
**SINCE [CALC. DATE FOR INDEX]



SIMPLY SPEAKING...

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P MidCap 400 Index is a widely recognized index of 400 U.S. mid-cap common stocks chosen for market size, liquidity, and industry group representation.

FUND EXPENSES


THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD FUND SHARES.


ANNUAL FUND OPERATING EXPENSES

                Investment Advisory Fees                      .XX%
                Other Expenses                                .XX%
                                                             -----
                Total Annual Fund Operating Expenses         X.XX%



SIMPLY SPEAKING ...

FUND EXPENSES

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from the Fund's assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE
[   %] AND [   %], RESPECTIVELY.  The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors"."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
              ----------------------------------------------------
                  $XXX         $XXX         $XXX         $XXX

SMALL CAP EQUITY FUND



FUND SUMMARY

 Investment Goal
      Primary Goal                       Capital appreciation
      Secondary Goal                     Current income

 Investment Focus                        U.S. small-cap common stocks

 Share Price Volatility                  Moderate

 Principal Investment Strategy           Attempts to identify undervalued
                                         small-cap stocks

 Investor Profile                        Investors who primarily want the value
                                         of their investment to grow, but want
                                         to receive some income from their
                                         investment


TOP FIVE HOLDINGS AS OF ___________*

                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%

     *Holdings may vary


INVESTMENT STRATEGY


The Small Cap Equity Fund primarily invests in common stocks of U.S. companies. In selecting investments for the Fund, we choose common stocks of small-sized companies (i.e., companies with market capitalizations under $1 billion) that we believe are undervalued in the market. The Fund is diversified as to issuers and industries.


WHAT ARE THE RISKS OF INVESTING IN THIS FUND?


The Fund invests primarily in small-cap common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, small sized companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.


PERFORMANCE INFORMATION



The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR FOR ____ YEARS.*


[BAR CHART]

              BEST QUARTER                           WORST QUARTER
           ----------------------------------------------------------
                 ____%                                    ____%
                (Date )                                  (Date)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE FRANK RUSSELL 2000 SMALL STOCK INDEX.

                                                                    SINCE FUND
                                             1 YEAR      3 YEARS    INCEPTION
------------------------------------------------------------------------------
 Small Cap Equity Fund                       X.XX%       X.XX%      X.XX%
 Frank Russell 2000 Small Stock Index        X.XX%       X.XX%      X.XX%

  *Since [inception date]
**Since [calc. date for index]


SIMPLY SPEAKING...

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Small Stock Index is a widely recognized index of the 2,000 smallest U.S. companies out of the 3,000 largest companies.

FUND EXPENSES


THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD FUND SHARES.


ANNUAL FUND OPERATING EXPENSES

                Investment Advisory Fees                      .XX%
                Other Expenses                                .XX%
                                                              -----
                Total Annual Fund Operating Expenses          X.XX%



SIMPLY SPEAKING ...

FUND EXPENSES

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from the Fund's assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE
[   %] AND [   %], RESPECTIVELY.  The Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisors".


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
              ----------------------------------------------------
                  $XXX         $XXX         $XXX         $XXX

VALUE INCOME STOCK FUND


FUND SUMMARY


 Investment Goal
      Primary Goal                       Current income
      Secondary Goal                     Capital appreciation

 Investment Focus                        U.S. common stocks

 Share Price Volatility                  Moderate

 Principal Investment Strategy           Attempts to identify high dividend-
                                         paying, undervalued stocks

 Investor Profile                        Investors who are looking for current
                                         income and capital appreciation with
                                         less volatility than the average stock
                                         fund



TOP FIVE HOLDINGS AS OF ___________*

                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%
                       [Name of security]       ____%

     *Holdings may vary


INVESTMENT STRATEGY


The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, we primarily choose companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. We focus on high dividend-paying stocks that trade below their historical value. Our "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.



WHAT ARE THE RISKS OF INVESTING IN THIS FUND?



The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, common stocks held by the Fund may stop paying dividends or pay less in dividends than we expected.


PERFORMANCE INFORMATION



The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR FOR ____ YEARS.*


[BAR CHART]

              BEST QUARTER                           WORST QUARTER
           ----------------------------------------------------------
                 ____%                                    ____%
                (Date )                                  (Date)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P/BARRA VALUE 500 INDEX.


                                                                  SINCE FUND
                                 1 YEAR     3 YEARS    5 YEARS    INCEPTION
 ---------------------------------------------------------------------------
 Value Income Stock Fund         X.XX%      X.XX%      X.XX%      X.XX%
 S&P/Barra Value 500 Index       X.XX%      X.XX%      X.XX%      X.XX%

  *Since [inception date]
**Since [calc. date for index]


SIMPLY SPEAKING ...

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P/Barra Value 500 Index is a widely recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios.


FUND EXPENSES

THIS TABLE DESCRIBES THE FUND'S EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES


                Investment Advisory Fees                     .XX%
                Other Expenses                               .XX%
                                                            -----
                Total Annual Fund Operating Expenses        X.XX%


SIMPLY SPEAKING ...

FUND EXPENSES

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from the Fund's assets.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR            3 YEARS              5 YEARS            10 YEARS
    ------------------------------------------------------------------------
        $XXX              $XXX                 $XXX                $XXX

     More Information About Risk

 Equity Risk - Equity securities include public        Capital Growth Fund
 and privately issued equity securities, common
 and preferred stocks, warrants, rights to             Mid-Cap Equity Fund
 subscribe to common stock and convertible
 securities, as well as instruments that attempt       Small-Cap Equity Fund
 to track the price movement of equity indices.
 Investments in equity securities and equity           Value Income Stock Fund
 derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
 Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.



 FIXED INCOME RISK - The market value of fixed       Investment Grade Bond Fund
 income investments change in response to interest rate changes and other factors.
 During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.



      MORTGAGE-BACKED SECURITIES -Mortgage-          Investment Grade Bond Fund
      backed securities are fixed income
      securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

FOREIGN SECURITY RISKS - Investments in             International Equity Fund
securities of foreign companies or
governments can be more volatile than
investments in U.S. companies or
governments.  Diplomatic, political, or
economic developments, including
nationalization or appropriation, could
affect investments in foreign countries.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic
U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

In addition to these risks, certain
foreign securities may be subject to the following additional risk factors:



     CURRENCY RISK - Investments in foreign securities
     denominated in foreign currencies involve         International Equity Fund
     additional risks, including:

             - The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.
             -   A Fund may incur substantial costs in
                 connection with conversions between various currencies.
             - A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.
             - Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.




YEAR 2000 RISK -The Funds depend on                     All Funds
the smooth functioning of computer
systems in almost every aspect of
their business.  Like other mutual
funds, businesses and individuals
around the world, the Funds could be
adversely affected if the computer
systems used by its service
providers do not properly process
dates on and after January 1, 2000,
and distinguish between the year
2000 and the year 1900.  The Funds
have asked their service providers
whether they expect to have their
computer systems adjusted for the
year 2000 transition, and is seeking
assurances from each service
provider that they are devoting
significant resources to prevent
material adverse consequences to the
Funds.  While it is likely that such
assurances will be obtained, the
Funds and their shareholders may
experience losses if these
assurances prove to be incorrect or
as a result of year 2000 computer
difficulties experienced by issuers
of portfolio securities or third
parties, such as custodians, banks,
broker-dealers or others with which
the Funds do business.

FUND INVESTMENTS


THE TABLE BELOW SHOWS EACH FUND'S PRINCIPAL INVESTMENTS. IN OTHER WORDS, THE TABLE DESCRIBES THE TYPE OR TYPES OF INVESTMENTS THAT WE BELIEVE WILL MOST LIKELY HELP EACH FUND ACHIEVE ITS INVESTMENT GOAL.




                                                      INVESTMENT    MID-CAP                     VALUE
                        CAPITAL      INTERNATIONAL      GRADE       EQUITY     SMALL-CAP       INCOME
                      GROWTH FUND     EQUITY FUND      BOND FUND     FUND     EQUITY FUND    STOCK FUND
--------------------------------------------------------------------------------------------------------
 U.S. STOCKS               X                                           X           X              X
--------------------------------------------------------------------------------------------------------
 FOREIGN STOCKS                            X
--------------------------------------------------------------------------------------------------------
 CORPORATE DEBT                                            X
 SECURITIES
--------------------------------------------------------------------------------------------------------
 MORTGAGE-BACKED                                           X
 SECURITIES
--------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT                                           X
 SECURITIES


In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (SAI). Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money markets, repurchase agreements, and short-term obligations. In addition, the Investment Grade Bond Fund may shorten its average weighted maturity to as little as 90 days. The Small Cap Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.


INVESTMENT ADVISOR



The Investment Advisor makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

STI Capital Management, N.A., (STI), P.O. Box 3808, Orlando, Florida 32802, serves as the Advisor to the Funds. As of _____, STI Capital Management, N.A. had approximately _________ in assets under management. For the period ended December 31, 1998, STI Capital Management, N.A. received advisory fees of:

          CAPITAL GROWTH FUND                _____%
          INTERNATIONAL EQUITY FUND          _____%
          INVESTMENT GRADE BOND FUND         _____%
          MID-CAP EQUITY FUND                _____%
          SMALL CAP EQUITY FUND              _____%
          VALUE INCOME STOCK FUND            _____%


PORTFOLIO MANAGERS

Mr. Anthony R. Gray has served as Chairman and Chief Investment Officer of STI since 1979. He has managed the Capital Growth Fund since it began operating in October 1995. He has more than 30 years of investment experience.


Mr. L. Earl Denney, CFA has served as Senior Vice President of STI since 1983. He has managed the Investment Grade Bond Fund since it began operating in October 1995. He has more than 20 years of investment experience in fixed income investment management. Prior to joining STI, he served as fixed income portfolio manager with American National Bank.


Mr. Ned Dau has served as Managing Director of STI since 1997. He has managed the International Equity Fund since May 1997. He has more than 6 years of investment experience. Prior to joining STI, he served as senior international equity analyst for American Express Financial Advisors from 1996 to 1997 and for the Principal Financial Group from 1992 to 1995.


Mr. Elliott A. Perny has served as Senior Executive Vice President of STI since September 1992. He has managed the Mid-Cap Equity Fund since October 1996. He has more than 25 years of investment experience, and has been a portfolio manager with STI since 1991. Prior to joining STI, he served as a portfolio manager at Florida National Bank and Atlantic Bank.


Mr. Brett Barner, CFA, has served as Vice President of STI since 1994. He has managed the Small Cap Equity Fund since it began operating in October 1997. He has more than 10 years of investment experience, and had been a portfolio manager with STI since 1990. Prior to joining STI, he served as consultant with Drexel Burnham Lambert and Shearson Lehman Brothers.


Mr. Mills Riddick, CFA, has served as Managing Director of STI since 1994. He has managed the Value Income Stock Fund since it began operating in October 1995. He has more than 15 years of investment experience, and had been a portfolio manager with STI since 1989. Prior to joining STI, he served as a broker with Drexel Burnham Lambert.

PURCHASING AND SELLING FUND SHARES



HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable life insurance and variable annuity contracts. As a result, you as a customer of an insurance company may purchase Fund shares through these contracts. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SIMPLY SPEAKING ...

WHEN CAN YOU PURCHASE SHARES?
Shares are offered continuously and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day).


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order. We calculate each Fund's NAV once each Business Day at the regularly scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, to receive the current Business Day's NAV, generally we must receive your purchase order (from your insurance company) before 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV

In calculating NAV for the Fund, we generally value a Fund's portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' shares may change on days when you cannot purchase or sell Fund shares.

SIMPLY SPEAKING ...

NET ASSET VALUE
NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

HOW TO SELL FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after we receive your request from your insurance company. Your insurance company or retirement plan sponsor may have different cutoff times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our SAI.

OTHER INFORMATION


FINANCIAL HIGHLIGHTS


The tables that follows presents performance information about each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by ____________________, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-874-4700.

SIMPLY SPEAKING...

FINANCIAL HIGHLIGHTS
Study these tables to see how each Fund performed since it began investment operations.


DIVIDENDS AND DISTRIBUTIONS


Each Fund distributes its income as follows:

Capital Growth Fund           Quarterly
International Equity Fund     Annually
Mid-Cap Equity Fund           Quarterly
Small-Cap Equity Fund         Quarterly
Value Income Stock Fund       Quarterly
Investment Grade Bond Fund    Declares dividend income daily/pays dividends
                              monthly

Each fund makes distributions of capital gains, if any, at least annually. Dividends are paid in the form of additional shares.

SIMPLY SPEAKING ...

THE "RECORD DATE"
If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Funds expect that they will not have to pay income taxes if they distribute all of their income gains. Net income and realized capital gains that the Funds distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.


MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

                              STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISOR
STI Capital Management, N.A.


DISTRIBUTOR
SEI Investments Distribution Co.


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

More information about the Funds are available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)


Our SAI dated May 1, 1999, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.


TO OBTAIN MORE INFORMATION:
BY TELEPHONE: Call 1-800-874-4770

BY MAIL: Write to us
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania  19456

BY INTERNET:  http://www.suntrust.com

FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-09032.

                           STI CLASSIC VARIABLE TRUST

Investment Advisor:

  STI Capital Management, N.A.


    This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's prospectus dated May 1, 1999. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.


                               TABLE OF CONTENTS


The Trust.................................................................   B-2
Description of Permitted Investments......................................   B-2
Investment Limitations....................................................  B-12
The Investment Advisor....................................................  B-14
The Administrator.........................................................  B-16
The Distributor...........................................................  B-16
Trustees and Officers of the Trust........................................  B-16
Computation of Yield......................................................  B-19
Calculation of Total Return...............................................  B-20
Purchase and Redemption of Shares.........................................  B-21
Net Asset Value--Pricing of Portfolio Securities..........................  B-21
Taxes.....................................................................  B-22
Fund Transactions.........................................................  B-24
Trading Practices and Brokerage...........................................  B-25
Description of Shares.....................................................  B-29
Shareholder Liability.....................................................  B-29
5% and 25% Shareholders...................................................  B-29
Limitation of Trustees' Liability.........................................  B-30
Experts...................................................................  B-30
Appendix..................................................................   A-1
Financial Statements......................................................   F-1
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May 1, 1999

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                                   THE TRUST

    STI Classic Variable Trust (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995.
The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares"). Each share of each Fund represents an equal proportionate interest in that portfolio. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies of various life insurance companies. This Statement of Additional Information relates to the Investment
Grade Bond Fund, Capital Growth Fund, Value Income Stock Fund, Mid-Cap Equity
Fund, International Equity Fund, and Small Cap Equity Fund. These various series are collectively referred to herein as the "Funds."

                      DESCRIPTION OF PERMITTED INVESTMENTS

VARIABLE RATE MASTER DEMAND NOTES

    Variable rate master demand notes may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Advisor, be equivalent to the ratings applicable to permitted investments for a Fund. The Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

                                     STRIPS

    Separately Traded Interest and Principal Securities ("STRIPS") which are component parts of U.S. Treasury Securities traded through the Federal
Book-Entry System. The Advisor will purchase only STRIPS that it determines are liquid or, if illiquid, do not violate a Fund's investment policy concerning investments in illiquid securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing investors' redemption rights and of deviations in the value of the shares of the Funds.

U.S. GOVERNMENT AGENCY SECURITIES

    Agencies of the United States Government which issue U.S. Government Agency
Securities consist of, among others, the Export Import Bank of the United
States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing
Administration, Government National Mortgage Association ("GNMA"), Maritime
Administration, Small Business Administration, and The Tennessee Valley
Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal
Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks,
Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury (E.G., GNMA), others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality (E.G., Fannie
Mae). Guarantees of principal by agencies or instrumentalities of the U.S.
Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

                                      B-2

MORTGAGE-BACKED SECURITIES

    Mortgage-backed securities are securities issued or guaranteed by U.S. Government agencies or instrumentalities such as GNMA, Fannie Mae, and FHLMC. Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

    The Investment Grade Bond Fund may also invest in privately issued mortgage-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two highest categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

    REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES

    Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisor believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for the Funds, it will be deemed to have a remaining maturity equal to its average life as estimated by the Advisor. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Advisor will be the actual average life.

ASSET-BACKED SECURITIES

    Asset-backed securities include company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

REPURCHASE AGREEMENTS

    Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

    Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

STANDBY COMMITMENTS AND PUTS

    The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in debt securities. The right to put securities depends on the writer's ability to pay for the securities at the time the put is exercised. Put transactions by the Funds are generally limited to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

    The securities purchased subject to a put, may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to a Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that a Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in a Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

OBLIGATIONS OF SUPRANATIONAL AGENCIES

    Obligations of supranational agencies include those issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and Nordic Investment Bank.

WHEN-ISSUED SECURITIES

    For securities purchased on a when-issued basis, delivery and payment normally take place within 45 days after the date of commitment to purchase. A Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on these securities to the purchaser during this period. The payment obligation and the interest rate that will be received on these securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

    Segregated accounts will be established with the Custodian, and the Funds will maintain cash or liquid securities in an amount at least equal in value to a Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid securities, in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.


ZERO COUPON OBLIGATIONS



    Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.



    Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The phrase "principally invests" as used in the prospectus means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.

SECURITIES LENDING

    Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Advisor as a broker in these transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES

    Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

    Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Deposit requirements on futures contracts customarily range upward from less than 5% of the value of the contract being traded.

    After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy the required margin, payment of additional "variation" margin will be required. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

    Traders in futures contracts and related options may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts and related options only for bona fide hedging purposes.

    Regulations of the Commodity Futures Trading Commission applicable to the Funds require that the futures transactions and related options constitute bona fide hedging transactions, except that the International Equity Fund may enter into such transactions for other than bona fide hedging purposes if the aggregate initial margin and premiums required to establish such positions do not exceed five percent of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Funds will only sell futures contracts to protect securities they own against price declines or purchase contracts to protect against an increase in the price of securities they intend to purchase. As evidence of this hedging interest, each Fund expects that approximately 75% of its futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

    Although techniques other than the sale and purchase of futures contracts and options on futures contracts could be used to control the Funds' exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RISK FACTORS IN FUTURES TRANSACTIONS

    Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge it.

    The Funds will minimize the risk that they will be unable to close out a futures contract by entering into futures contracts only if they are traded on national futures exchanges and for which there appears to be a liquid secondary market.

    The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Advisor does not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

    Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

OPTIONS

    A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

    During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

    A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

    Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a decline in the market value of the underlying security.

    If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

    The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

    The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

FOREIGN INVESTMENTS

    Foreign investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, foreign securities, and American Depositary Receipts (ADRs). These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    By investing in foreign securities, a Fund attempts to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by the Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of a Fund that invests in foreign securities, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. Each Fund seeks increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from a Fund's investments in another country's markets.

RESTRICTED SECURITIES

    Restricted Securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Permitted investments for the Fund include Restricted Securities, and the Fund may invest up to 15% of its net assets in illiquid securities, subject to the Fund's investment limitations on the purchase of illiquid securities. Restricted Securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Advisor intends to purchase securities that are exempt from registration under Rule 144A of the 1933 Act.

INVESTMENT COMPANY SHARES

    Investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that Investors would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

OTHER INVESTMENTS

    The Trust is not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. However, the purchase of shares of the Trust by such banks or by their customers will not be a consideration in determining which bank obligations the Trust will purchase. The Trust will not purchase obligations issued by the Advisor.

    Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective.

                             INVESTMENT LIMITATIONS

    The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of a Fund's outstanding shares.

A Fund may not:

 1. Acquire more than 10% of the voting securities of any one issuer.

 2. Invest in companies for the purpose of exercising control.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

 4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements; and (c) the Investment Grade Bond Fund and the Value Income Stock Fund may engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

 5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.


 6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except for financial futures contracts) and interests in a pool of securities that are secured by interests in real estate (except that the Investment Grade Bond Fund may purchase mortgage-backed and other mortgage-related securities, including collateralized obligations and REMICs). However, subject to its permitted investment spectrum, a Fund may purchase marketable securities issued by companies which own or invest in real estate, commodities or commodities contracts, and commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.


 7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

 8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

 9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies unless as permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder, except that the International Equity and Small Cap Equity Funds' purchases are not limited to money market funds. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.


10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICY

    No Fund may purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

    With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                             THE INVESTMENT ADVISOR

    The Trust and STI Capital Management, N.A. (the "Advisor") have entered into an advisory agreement with the Trust (the "Advisory Agreement") dated August 18, 1995. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Investors by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

    The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

    For the period from commencement of operations to the fiscal years ended December 31, 1997 and 1996, the Trust paid the following advisory fees:


                                     FEES PAID                          FEES WAIVED                     FEES REIMBURSED
                         ----------------------------------  ---------------------------------  --------------------------------
FUND                       1998        1997        1996        1998        1997        1996       1998        1997       1996
-----------------------  ---------  ----------     -----     ---------  ----------  ----------  ---------  ----------  ---------
Investment Grade Bond
  Fund.................             $        0   $       0              $   62,794  $   43,428             $    7,738  $  75,378
Capital Growth Fund....             $  310,665   $       0              $  197,598  $  139,019             $        0  $  15,315
Investment Grade Bond
  Fund.................             $        0   $       0              $   62,794  $   43,428             $    7,738  $  75,378
Value Income Stock
  Fund.................             $  274,723   $       0              $  151,040  $  117,840             $        0  $  29,252
Mid-Cap Equity Fund....             $   99,442   $       0              $  117,543  $   93,734             $        0  $  39,742
International Equity
  Fund.................             $        0           *              $   99,955  $      650             $        0  $  14,878
Small Cap Equity
  Fund.................             $        0           *              $   13,804           *             $    3,681          *


------------------------

* Not in operation.

                               THE ADMINISTRATOR

    The Trust and SEI Fund Resources (the "Administrator") are parties to an Administration Agreement (the "Administration Agreement") dated August 18, 1995. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days' written notice.


    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional International Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, TIP Funds and Alpha Select Funds.

    For the period from commencement of operations to the fiscal years ended December 31, 1998, 1997, and 1996, the Funds paid the following administrative fees:



                                                               FEES PAID                         FEES WAIVED
                                                    --------------------------------  ---------------------------------
FUND                                                  1998        1997       1996       1998        1997        1996
--------------------------------------------------  ---------  ----------  ---------  ---------  ----------  ----------
Investment Grade Bond Fund........................             $   62,603  $  62,500             $        0  $        0
Capital Growth Fund...............................             $   62,603  $  62,500             $        0  $        0
Value Income Stock Fund...........................             $   62,603  $  62,500             $        0  $        0
Mid-Cap Equity Fund...............................             $   62,603  $  62,500             $        0  $        0
International Equity Fund.........................             $   74,981  $  11,066             $        0  $        0
Small Cap Equity Fund.............................             $   11,815          *             $        0           *


------------------------

* Not in operation.

                                THE DISTRIBUTOR

    SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI Investments distributes the Trust's Shares to the separate accounts, which purchase and redeem these shares at the net asset value without sales or redemption charges.

    The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interest of the Trust to accept such order.

    With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of these Funds.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their dates of birth and their principal occupations for the last five years are set forth below. Unless otherwise noted, the principal business address for each officer listed below is Oaks, Pennsylvania 19456.

    DANIEL S. GOODRUM (7/11/26)--Trustee*--Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman, Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

    WILTON LOONEY (4/18/19)--Trustee*--President, Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

    CHAMPNEY A. MCNAIR (10/30/24)--Trustee*--Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

    F. WENDELL GOOCH (12/3/32)--Trustee--President, Orange County Publishing Co., Inc., since October 1981. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican since January, 1981. President, H & W Distribution, Inc. since July 1984. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and STI Classic Funds.

    T. GORDY GERMANY (11/28/25)--Trustee--Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987; member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

    DR. BERNARD F. SLIGER (9/30/24)--Trustee--Currently on sabbatical leave from Florida State University (1991-92); now serves as visiting professor at the University of New Orleans. President of Florida State University, 1976-91; previous 4 years EVP and Chief Academic Officer; during educational career, taught at Florida State, Michigan State, Louisiana State and Southern University; spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

    JESSE HALL (9/26/29)--Trustee*--Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.


    JONATHAN T. WALTON (3/28/30)--Trustee--Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.



    WILLIAM H. CAMMACK (11/24/29)--Trustee*--Chairman & Director, SunTrust Equitable Securities Corporation, January 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993-present. Chairman and CEO, Equitable Trust Company, June 1991-present. Chariman, Equityable Securities Corporation, July 1972-January 1998.



    MARK NAGLE (10/20/59)--President and Chief Executive Officer--Vice President and Controller, Funds Accounting since 1996. Vice President of the Administrator and Distributor since 1996, Vice Presdient of Fund Accounting--BISYS Fund Services 1995-1996. Senior Vice President--Fidelity Investments 1981-1995.



    TODD CIPPERMAN (2/14/66)--Vice President, Assistant Secretary--Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995; Associate, Dewey Ballantine (law firm), 1994-1995; Associate, Winston & Strawn (law firm), 1991-1994.



    LINDA GAVALIS (6/5/94)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.



    KATHY HEILIG (12/21/58)--Vice President and Assistant Secretary--Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991.



    JOSEPH M. O'DONNELL (11/13/54)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1988. Vice President and General Counsel, FPS Services, Inc., 1993-1997.


    SANDRA K. ORLOW (10/18/53)--Vice President, Assistant Secretary--Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1983.


    LYNDA J. STRIEGEL (10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998, Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.


    KEVIN P. ROBINS (4/15/61)--Vice President, Assistant Secretary--Senior Vice President & General Counsel of SEI, the Administrator and the Distributor since 1994; Vice President of SEI, the Administrator and the Distributor, 1992-1994.

    KATHRYN L. STANTON (11/19/58)--Vice President, Assistant Secretary--Vice President, Assistant Secretary of SEI, the Administrator and Distributor since 1994.



    CAROL ROONEY (5/8/64)--Controller, Treasurer, Chief Financial Officer, A Director of SEI Fund Resources since 1992.



    RICHARD W. GRANT (10/25/45)--Secretary--1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm); Counsel to the Trust, Administrator and Distributor, since 1989.



    JOHN H. GRADY, JR. (6/1/61)--Assistant Secretary--1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995, counsel to the Trust, Administrator and Distributor. Associate, Morgan, Lewis & Bockius LLP, 1993-1995.


------------------------


* Messrs. Looney, Goodrum, McNair, Hall and Cammack may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.


    The Trustees and officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.


    For the fiscal year ended December 31, 1998, the Trust paid the following amounts of the Trustees and Officers of the Trust:



                                                                 PENSION OR
                                                  AGGREGATE      RETIREMENT                                   TOTAL
                                                COMPENSATION      BENEFITS        ESTIMATED             COMPENSATION FROM
                                                    FROM           ACCRUED         ANNUAL                 REGISTRANT AND
                                                 REGISTRANT      AS PART OF     BENEFITS UPON          FUND COMPLEX PAID TO
NAME OF PERSON AND POSITION                      FOR FYE 98     FUND EXPENSES    RETIREMENT            DIRECTORS FOR FYE 98
----------------------------------------------  -------------   -------------   -------------   ----------------------------------
William H. Cammack, Trustee...................       --         $          0    $          0    $  for services on 2 boards
T. Gordy Germany, Trustee.....................       --         $          0    $          0    $  for services on 2 boards
F. Wendell Gooch, Trustee.....................       --         $          0    $          0    $  for services on 2 boards
Daniel S. Goodrum, Trustee....................       --         $          0    $          0    $  for services on 2 boards
Jesse S. Hall, Trustee........................       --         $          0    $          0    $  for services on 2 boards
Wilton Looney, Trustee........................       --         $          0    $          0    $  for services on 2 boards
Champney McNair, Trustee......................       --         $          0    $          0    $  for services on 2 boards
Bernard F. Sliger, Trustee....................       --         $          0    $          0    $  for services on 2 boards
Jonathan T. Walton, Trustee...................       --         $          0    $          0    $  for services on 2 boards


                              COMPUTATION OF YIELD

    A Fund may advertise yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in such Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one year period and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

        Yield = 2[(a-b/cd + 1)(6) - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    Actual yield will depend on such variables as asset quality, average asset maturity, the type of instruments in which a Fund invests, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

                          CALCULATION OF TOTAL RETURN

    From time to time, a Fund may advertise total return. The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:

        P(1 + T)(n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliate, STI Capital Management, N.A., acting as the investment advisor for the Funds, STI has been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.


    For the 30-day period ended December 31, 1998, yields on the Funds were as follows:



FUND                                                                                                YIELD
------------------------------------------------------------------------------------------------  ---------
Investment Grade Bond Fund......................................................................
Capital Growth Fund.............................................................................
Value Income Stock Fund.........................................................................
Mid-Cap Equity Fund.............................................................................
International Equity Fund.......................................................................
Small Cap Equity Fund...........................................................................



    Based on the foregoing, the average annual total returns for the Funds from commencement of operations through December 31, 1998 were as follows:



                                                                                 AVERAGE ANNUAL TOTAL
                                                                                        RETURN
                                                                              --------------------------
                                                                                              SINCE
FUND                                                                           ONE YEAR     INCEPTION
----------------------------------------------------------------------------  ----------  --------------
Investment Grade Bond Fund..................................................
Capital Growth Fund.........................................................
Value Income Stock Fund.....................................................
Mid-Cap Equity Fund.........................................................
International Equity Fund...................................................
Small Cap Equity Fund.......................................................


------------------------

 * Not a full year of operations

** Cumulative, not annualized.

                       PURCHASE AND REDEMPTION OF SHARES

    Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Presidents' Day, Martin Lurther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions. An Investor will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange ("NYSE") is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Advisor, the Administrator and/or the Custodian are not open for business.

                NET ASSET VALUE--PRICING OF PORTFOLIO SECURITIES

    The net asset value per share of the Funds is determined at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), each business day the NYSE is open. Net asset value per share is calculated for purchases and redemptions of Shares of each Fund by dividing the value of total Fund assets, less liabilities (including Trust expenses, which are accrued daily), by the total number of Shares of that Fund outstanding. The net asset value per share of each Fund is determined each business day at the close of business.

    The securities of the Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

                                     TAXES

    The following is a summary of certain Federal income tax considerations generally affecting the Funds and their Investors. No attempt is made to present a detailed explanation of the Federal tax treatment of a Fund or its Investors, and the discussion here and in the Trust's prospectus is not intended as a substitute for careful tax planning. Further, this discussion does not address the tax considerations affecting any Contract Owner. Federal income tax considerations affecting such Owners is discussed in the prospectus and the statement of additional information for such Contract.

FEDERAL INCOME TAX

    This discussion of Federal income tax considerations is based on the Internal Revenue Code, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers.


    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the on-year period ending on October 31 of that calendar year, plus certain other amounts. The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the Federal excise tax applicable to regulated investment companies.

    Any gain or loss recognized on a sale or redemption of Shares of a Fund by an Investor who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distributions.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to Investors and the ownership of shares may be subject to state and local taxes.

FOREIGN TAXES


    Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.



    If a Fund meets the Distribution Requirement, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, the Fund will treat those taxes as dividends paid to its Shareholders. Each Shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the Shareholder had paid the foreign tax directly. The Shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the Shareholders' Federal income tax. In no event shall a Shareholder be allowed a foreign tax credit with respect to shares in the Fund if such shares are held by the Shareholder for 15 days or less during the 30-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividend. If a Fund makes the election, the Fund will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.



    The Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (I.E., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to Shareholders. These provisions also may require the Fund to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.


                               FUND TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

    The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

                        TRADING PRACTICES AND BROKERAGE

    The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

    The Trust may allocate, out of all commission business generated by all of the funds and accounts under management by the Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include rendering advice, either directly or through publications or writings, about the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

    As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

    The Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

    Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

    It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker dealers in connection with such broker-dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.


    For the fiscal year ended December 31, 1998, the Funds paid the following brokerage commissions with respect to portfolio transactions:



                                                                                                                        TOTAL
                                                                          TOTAL $                                     BROKERAGE
                                           TOTAL $                        AMOUNT                      % OF TOTAL     COMMISSIONS
                                          AMOUNT OF                      BROKERED      % OF TOTAL      BROKERED     PAID TO SFS IN
                                          BROKERAGE                    TRANSACTIONS     BROKERAGE    TRANSACTIONS     CONNECTION
                             TOTAL $     COMMISSIONS      TOTAL $        EFFECTED      COMMISSIONS     EFFECTED          WITH
                            AMOUNT OF      PAID TO       AMOUNT OF        THROUGH        PAID TO       THROUGH        REPURCHASE
                            BROKERAGE    AFFILIATED      BROKERED       AFFILIATED     AFFILIATED     AFFILIATED      AGREEMENT
                           COMMISSIONS   BROKERS IN    TRANSACTIONS     BROKERS IN     BROKERS FOR   BROKERS FOR     TRANSACTIONS
PORTFOLIO                  PAID FYE 98     FYE 98        IN FYE 98        FYE 98         FYE 98         FYE 98        FOR FY 98
-------------------------  -----------   -----------   -------------   -------------   -----------   ------------   --------------
Investment Grade Bond
  Fund...................
Capital Growth Fund......
Value Income Stock
  Fund...................
Mid-Cap Equity Fund......
International Equity
  Fund...................
Small Cap Equity Fund....



    For the fiscal year ended December 31, 1997, the Funds paid the following brokerage commissions with respect to portfolio transactions:



                                                                                                                        TOTAL
                                                                          TOTAL $                                     BROKERAGE
                                           TOTAL $                        AMOUNT                      % OF TOTAL     COMMISSIONS
                                          AMOUNT OF                      BROKERED      % OF TOTAL      BROKERED     PAID TO SFS IN
                                          BROKERAGE                    TRANSACTIONS     BROKERAGE    TRANSACTIONS     CONNECTION
                             TOTAL $     COMMISSIONS      TOTAL $        EFFECTED      COMMISSIONS     EFFECTED          WITH
                            AMOUNT OF      PAID TO       AMOUNT OF        THROUGH        PAID TO       THROUGH        REPURCHASE
                            BROKERAGE    AFFILIATED      BROKERED       AFFILIATED     AFFILIATED     AFFILIATED      AGREEMENT
                           COMMISSIONS   BROKERS IN    TRANSACTIONS     BROKERS IN     BROKERS FOR   BROKERS FOR     TRANSACTIONS
PORTFOLIO                  PAID FYE 97     FYE 97        IN FYE 97        FYE 97         FYE 97         FYE 97        FOR FY 97
-------------------------  -----------   -----------   -------------   -------------   -----------   ------------   --------------
Investment Grade Bond
  Fund...................   $    383       $  383      $ 27,686,424    $ 27,686,424       100%           100%           $  383
Capital Growth Fund......   $160,630       $2,094      $265,805,130    $100,907,270         1%            38%           $2,094
Value Income Stock
  Fund...................   $183,900       $1,817      $192,519,449    $ 68,804,608         1%            36%           $1,817
Mid-Cap Equity Fund......   $ 64,319       $  788      $ 78,348,638    $ 41,694,684         1%            53%           $  788
International Equity
  Fund...................   $ 73,036        --              --              --           --             --              --
Small Cap Equity Fund....   $  9,824       $   74      $ 21,141,642    $ 15,299,943         1%            72%           $   74


    For the fiscal year ended December 31, 1996, the Funds paid the following brokerage fees:

                                             TOTAL $ AMOUNT OF           TOTAL $ AMOUNT OF BROKERAGE
                                         BROKERAGE COMMISSIONS PAID   COMMISSIONS PAID TO AFFILIATES IN
PORTFOLIO                                         IN 1996                           1996
---------------------------------------  --------------------------  -----------------------------------
Investment Grade Bond Fund.............          $      332                       $     332
Capital Growth Fund....................          $   48,683                       $    1051
Value Income Stock Fund................          $   68,004                       $     733
Mid-Cap Equity Fund....................          $   35,536                       $     547
International Equity Fund..............          $    1,565                          --
Small Cap Equity Fund..................              *                                *

------------------------

* Not in operation.

    For the period from the commencement of operations to the fiscal years ended December 31, 1998, 1997 and 1996, the portfolio turnover rate for each of the Funds was as follows:



                                                                                        TURNOVER RATE
                                                                               -------------------------------
FUND                                                                             1998       1997       1996
-----------------------------------------------------------------------------  ---------  ---------  ---------
Investment Grade Bond Fund...................................................                  219%       303%
Capital Growth Fund..........................................................                  196%       148%
Value Income Fund............................................................                  105%       .80%
Mid-Cap Equity Fund..........................................................                  139%       140%
International Equity Fund....................................................                   99%         0%
Small Cap Equity Fund........................................................                    4%      *


------------------------

* Not in operation.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Investor held personally liable for the obligations of the Trust.

                            5% AND 25% SHAREHOLDERS


    As of           , the following persons were the only persons who were
record owners (or to the knowledge of the Trust, beneficial owners) of 5% or 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.

INVESTMENT GRADE BOND FUND

CAPITAL GROWTH FUND

VALUE INCOME STOCK FUND

MID-CAP EQUITY FUND

INTERNATIONAL EQUITY FUND

SMALL CAP EQUITY FUND


                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                    EXPERTS


    The financial statements in this Statement of Additional Information have
been audited by           , independent public accountants to the Trust, as
indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

                                    APPENDIX

I. BOND RATINGS

*CORPORATE BONDS

    The following are descriptions of Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's") corporate bond ratings.

    Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    Bonds which are rated BBB are considered to be medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

    Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be a high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Debt rated Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

II. COMMERCIAL PAPER AND SHORT-TERM RATINGS

    The following descriptions of commercial paper ratings have been published by S&P, Moody's, Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps ("Duff") and IBCA Limited ("IBCA"), respectively.

    Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+ and 1. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

    Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to have superior ability and strong ability for repayment, respectively.

    The rating Fitch 1+ (Exceptionally Strong Credit Quality) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1+ is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-1 (Very Strong Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

    The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                           STI CLASSIC VARIABLE TRUST
                           PART C: OTHER INFORMATION



POST-EFFECTIVE AMENDMENT NO. 6



ITEM 23.  EXHIBITS:



(a)        Agreement and Declaration of Trust of the Registrant (incorporated herein by reference to Post-Effective Amendment No. 1 filed April 2, 1996).
(b)(1)     By-Laws of the Registrant (incorporated herein by reference to Post-Effective
             Amendment No. 1 filed April 2, 1996).
(c)        Not applicable.
(d)(1)     Investment Advisory Agreement between the Registrant and STI Capital
             Management, N.A., dated August 18, 1995, (incorporated herein by reference to Post-Effective Amendment No. 1 filed April 2, 1996).
(e)        Distribution Agreement between the Registrant and SEI Financial Services
             Company, dated August 18, 1995, (incorporated herein by reference to
             Post-Effective Amendment No. 1 filed April 2, 1996).
(f)        Not applicable.
(g)(1)     Custodian Agreement between the Registrant and SunTrust Bank, Atlanta, dated
             August 18, 1995--incorporated herein by reference to Post-Effective
             Amendment No. 1 filed April 2, 1996.
(g)(2)     Custody Agreement with Bank of New York incorporated by reference to
             Post-Effective Amendment No. 2 filed August 21, 1996.
(g)(3)     Third Amendment to Custodian Agreement dated October 10, 1996--incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 5 to the
             Registrant's Statement filed with the SEC via EDGAR Accession No.
             0001047469-98-008284 on March 2, 1998.
(g)(4)     Fourth Amendment to Custodian Agreement dated May 6, 1997--incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 5 to the
             Registrant's Statement filed with the SEC via EDGAR Accession No.
             0001047469-98-008284 on March 2, 1998.
(h)(1)     Administration Agreement between the Registrant and SEI Financial Management
             Corporation, dated August 18, 1995, as amended November 9,
             1997--incorporated by reference to Exhibit 9(a) of Post-Effective Amendment
             No. 5 to the Registrant's Statement filed with the SEC via EDGAR Accession
             No. 0001047469-98-008284 on March 2, 1998.
(h)(2)     Form of Participation Agreement among the Registrant, SEI Financial Services
             Company, Glenbrook Life and Annuity Company, dated October 2, 1995--
             incorporated by reference to Post-Effective Amendment No. 1 filed April 2,
             1996.
(h)(3)     Agreement for Shareholder Recordkeeping between the Registrant and Federated
             Services Company, dated August 2, 1995--incorporated herein by reference to
             Post-Effective Amendment No. 1 filed April 2, 1996.
(h)(4)     Amended Schedule to the Administration Agreement between the Registrant and
             SEI Financial Management Corporation dated August 19, 1996--incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 5 to the
             Registrant's Statement filed with the SEC via EDGAR Accession No.
             0001047469-98-008284 on March 2, 1998.
(i)        Opinion of Counsel--incorporated herein by reference to Post-Effective
             Amendment No. 1 filed April 2, 1996.
(j)        Not applicable.
(k)        Not applicable.
(l)        Not applicable.

(m)        Not applicable.
(n)        Not applicable.
(o)        Not applicable.
(p)        Powers of attorney--filed herewith.



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:


    See the Prospectuses and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., other corporations engaged in providing various financial and recordkeeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.


ITEM 27.  INDEMNIFICATION:


    Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS:


    Other business, profession, vocation, or employment of a substantial nature in which each director or principal executive officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


                                                                                                CONNECTION WITH
                     NAME                                   NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------------------  --------------------------------------------  ------------------
STI Capital Management, N.A.

E. Jenner Wood III                               SunTrust Banks, Inc.                                  --
  Director

Hunting F. Deutsch                               SunTrust Bank, Orlando                                --
  Director

Anthony R. Gray                                                       --                               --
  Chairman & Chief Investment Officer

James R. Wood                                                         --                               --
  President

Elliott A. Perny                                                      --                               --
  Executive Vice President

Stuart F. Van Arsdale                                                 --                               --
  Senior Vice President

                                                                                                CONNECTION WITH
                     NAME                                   NAME OF OTHER COMPANY                OTHER COMPANY
-----------------------------------------------  --------------------------------------------  ------------------
Jonathan D. Rich                                                      --                               --
  Director

Larry M. Cole                                                         --                               --
  Senior Vice President

L. Earl Denney                                                        --                               --
  Executive Vice President

Ronald Schwartz                                                       --                               --
  Senior Vice President

Andre B. Prawato                                                      --                               --
  Senior Vice President

Edward J. Dau                                                         --                               --
  Senior Vice President

James K. Wood                                                         --                               --
  Senior Vice President

Mills A. Riddick                                                      --                               --
  Senior Vice President

Christopher A. Jones                                                  --                               --
  Senior Vice President

David E. West                                                         --                               --
  Vice President

Brett L. Barner                                                       --                               --
  Senior Vice President


ITEM 29.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


SEI Daily Income Trust                    July 15, 1982
SEI Liquid Asset Trust                    November 29, 1982
SEI Tax Exempt Trust                      December 3, 1982
SEI Index Funds                           July 10, 1985
SEI Institutional Managed Trust           January 22, 1987
SEI Institutional International Trust     August 30, 1988
The Advisors' Inner Circle Fund           November 14, 1991
The Pillar Funds                          February 28, 1992
CUFUND                                    May 1, 1992
STI Classic Funds                         May 29, 1992
First American Funds, Inc.                November 1, 1992
First American Investment Funds, Inc.     November 1, 1992
The Arbor Fund                            January 28, 1993
Boston 1784 Funds-Registered Trademark-   June 1, 1993
The PBHG Funds, Inc.                      July 16, 1993
Morgan Grenfell Investment Trust          January 3, 1994
The Achievement Funds Trust               December 27, 1994
Bishop Street Funds                       January 27, 1995
CrestFunds, Inc.                          March 1, 1995
ARK Funds                                 November 1, 1995
Huntington Funds                          January 11, 1996
SEI Asset Allocation Trust                April 1, 1996
TIP Funds                                 April 28, 1996
SEI Institutional Investments Trust       June 14, 1996
First American Strategy Funds, Inc.       October 1, 1996
HighMark Funds                            February 15, 1997
Armada Funds                              March 8, 1997
PBHG Insurance Series Fund, Inc.          April 1, 1997
The Expedition Funds                      June 9, 1997
Alpha Select Funds                        January 1, 1998
Oak Associates Funds                      February 27, 1998
The Nevis Fund, Inc.                      June 29, 1998
The Parkstone Group of Funds              September 14, 1998



    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Alfred P. West, Jr.              Director, Chairman of the Board of Directors                       --

Henry H. Greer                   Director                                                           --

Carmen V. Romeo                  Director                                                           --

Mark J. Held                     President & Chief Operating Officer                                --

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Gilbert L. Beebower              Executive Vice President                                           --

Richard B. Lieb                  Executive Vice President                                           --

Dennis J. McGonigle              Executive Vice President                                           --

Robert M. Silvestri              Chief Financial Officer & Treasurer                                --

Leo J. Dolan, Jr.                Senior Vice President                                              --

Carl A. Guarino                  Senior Vice President                                              --

Larry Hutchison                  Senior Vice President                                              --

Jack May                         Senior Vice President                                              --

Hartland J. McKeown              Senior Vice President                                              --

Barbara J. Moore                 Senior Vice President                                              --

Kevin P. Robins                  Senior Vice President & General Counsel                 Vice President and
                                                                                           Assistant Secretary

Patrick K. Walsh                 Senior Vice President                                              --

Robert Aller                     Vice President                                                     --

Gordon W. Carpenter              Vice President                                                     --

Todd Cipperman                   Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

S. Courtney E. Collier           Vice President & Assistant Secretary                               --

Robert Crudup                    Vice President & Managing Director                                 --

Barbara Doyne                    Vice President                                                     --

Jeff Drennen                     Vice President                                                     --

Vic Galef                        Vice President & Managing Director                                 --

Lydia A. Gavalis                 Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Greg Gettinger                   Vice President & Assistant Secretary                               --

Kathy Heilig                     Vice President                                          Vice President &
                                                                                           Assistant Secretary

Jeff Jacobs                      Vice President                                                     --

Samuel King                      Vice President                                                     --

Kim Kirk                         Vice President & Managing Director                                 --

John Krzeminski                  Vice President & Managing Director                      Vice President &
                                                                                           Assistant Secretary

Carolyn McLaurin                 Vice President & Managing Director                                 --

W. Kelso Morrill                 Vice President                                                     --

Mark Nagle                       Vice President                                          President & Chief
                                                                                           Executive Officer

Joanne Nelson                    Vice President                                                     --

Joseph M. O'Donnell              Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Sandra K. Orlow                  Vice President & Secretary                              Vice President &
                                                                                           Assistant Secretary

Cynthia M. Parrish               Vice President & Assistant Secretary                               --

Kim Rainey                       Vice President                                                     --

Rob Redican                      Vice President                                                     --

Maria Rinehart                   Vice President                                                     --

Mark Samuels                     Vice President & Managing Director                                 --

Steve Smith                      Vice President                                                     --

Daniel Spaventa                  Vice President                                                     --

Kathryn L. Stanton               Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Lynda J. Striegel                Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Lori L. White                    Vice President & Assistant Secretary                               --

Wayne M. Withrow                 Vice President & Managing Director                                 --


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:


     The Bank of New York                 Trust Company Bank
     One Wall Street                      Park Place
     New York, NY 10286                   P.O. Box 105504
     (International Equity Fund)          Atlanta, GA 30348

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:



           SEI Investments Mutual Funds Services
           One Freedom Valley Road
           Oaks, PA 19456


        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Advisers:

           STI Capital Management, N.A.
           P.O. Box 3808
           Orlando, FL 32802

ITEM 31.  MANAGEMENT SERVICES:

    None

ITEM 32.  UNDERTAKINGS:

    Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

    Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

    Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust for STI Classic Variable Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania, on the 25th day of February, 1999.



                                STI CLASSIC VARIABLE TRUST

                                By:                /s/ MARK NAGLE
                                     -----------------------------------------
                                                     Mark Nagle
                                                     PRESIDENT



    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following person in the capacity on the dates indicated.


              *
------------------------------  Trustee                      February 25, 1999
       F. Wendell Gooch

              *
------------------------------  Trustee                      February 25, 1999
      Daniel S. Goodrum

              *
------------------------------  Trustee                      February 25, 1999
        Jesse S. Hall

              *
------------------------------  Trustee                      February 25, 1999
        Wilton Looney

              *
------------------------------  Trustee                      February 25, 1999
      Champney A. McNair

              *
------------------------------  Trustee                      February 25, 1999
       T. Gordy Germany

              *
------------------------------  Trustee                      February 25, 1999
      William H. Cammack

              *
------------------------------  Trustee                      February 25, 1999
      Jonathan T. Walton

              *
------------------------------  Trustee                      February 25, 1999
    Dr. Bernard F. Sliger

              *
------------------------------  Controller, Treasurer &      February 25, 1999
         Carol Rooney             Chief Financial Officer

        /s/ MARK NAGLE
------------------------------  President & Chief            February 25, 1999
          Mark Nagle              Executive Officer




*By:       /s/ MARK NAGLE
      -------------------------  As Power of Attorney
             Mark Nagle

                                 EXHIBIT INDEX



   NUMBER                                               EXHIBIT
------------  --------------------------------------------------------------------------------------------
EX-99.A       Agreement and Declaration of Trust of the Registrant--incorporated herein by reference to
                Post-Effective Amendment No. 1 filed April 2, 1996.

EX-99.B1      By-Laws of the Registrant--incorporated herein by reference to Post-Effective Amendment No.
                1 filed April 2, 1996.

EX-99.C1      Not applicable.

EX-99.D1      Investment Advisory Agreement between the Registrant and STI Capital Management, N.A., dated
                August 18, 1995--incorporated herein by reference to Post-Effective Amendment No. 1 filed
                April 2, 1996.

EX-99.E       Distribution Agreement between the Registrant and SEI Financial Services Company, dated
                August 18, 1995--incorporated herein by reference to Post-Effective Amendment No. 1 filed
                April 2, 1996.

EX-99.F       Not applicable.

EX-99.G1      Custodian Agreement between the Registrant and SunTrust Bank, Atlanta, dated August 18,
                1995--incorporated herein by reference to Post-Effective Amendment No. 1 filed April 2,
                1996.

EX-99.G2      Custody Agreement with Bank of New York incorporated by reference to Post-Effective
                Amendment No. 2 filed August 21, 1996.

EX-99.G3      Third Amendment to Custodian Agreement dated October 10, 1996--incorporated by reference to
                Exhibit 8(c) of Post-Effective Amendment No. 5 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.

EX-99.G4      Fourth Amendment to Custodian Agreement dated May 6, 1997--incorporated by reference to
                Exhibit 8(d) of Post-Effective Amendment No. 5 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.

EX-99.H1      Administration Agreement between the Registrant and SEI Financial Management Corporation,
                dated August 18, 1995, as amended November 9, 1997--incorporated by reference to Exhibit
                9(a) of Post-Effective Amendment No. 5 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.

EX-99.H2      Form of Participation Agreement among the Registrant, SEI Financial Services Company,
                Glenbrook Life and Annuity Company, dated October 2, 1995-- incorporated by reference to
                Post-Effective Amendment No. 1 filed April 2, 1996.

EX-99.H3      Agreement for Shareholder Recordkeeping between the Registrant and Federated Services
                Company, dated August 2, 1995--incorporated herein by reference to Post-Effective
                Amendment No. 1 filed April 2, 1996.

EX-99.H4      Amended Schedule to the Administration Agreement between the Registrant and SEI Financial
                Management Corporation dated August 19, 1996--incorporated by reference to Exhibit 9(a) of
                Post-Effective Amendment No. 5 to the Registrant's Statement filed with the SEC via EDGAR
                Accession No. 0001047469-98-008284 on March 2, 1998.

EX-99.I       Opinion of Counsel--incorporated herein by reference to Post-Effective Amendment No. 1 filed
                April 2, 1996.

   NUMBER                                               EXHIBIT
------------  --------------------------------------------------------------------------------------------
EX-99.J       Not applicable.

EX-99.K       Not applicable.

EX-99.L       Not applicable.

EX-99.M       Not applicable.

EX-99.N       Not applicable.

EX-99.O       Not applicable.

EX-99.P       Powers of attorney--filed herewith.